Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets and Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]

								Total Other
								Intangible
			Intangibles					Assets
		Development	under	Customer		Physician		(Excluding
	Goodwill	Costs	Development	Relationships	Trademarks	Networks	Licenses	Goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2022	93,678	109,356	21,868	14,700	8,300	5,000	590	159,814
Additions	—	—	10,071	—	—	—	—	10,071
Transfers	—	6,803	(6,803)	—	—	—	—	—
Effect of movements in foreign exchange	(23)	(2,759)	(530)	—	—	—	—	(3,289)
Balance at March 31, 2022	93,655	113,400	24,606	14,700	8,300	5,000	590	166,596
Amortization and impairment
Balance at January 1, 2022	—	39,724	—	3,680	3,533	1,063	393	48,393
Amortization for the period	—	5,064	—	193	750	329	131	6,467
Effect of movements in foreign exchange	—	(1,094)	—	—	—	—	—	(1,094)
Balance at March 31, 2022	—	43,694	—	3,873	4,283	1,392	524	53,766
Net book value
At January 1, 2022	93,678	69,632	21,868	11,020	4,767	3,937	197	111,421
At March 31, 2022	93,655	69,706	24,606	10,827	4,017	3,608	66	112,830

The changes in the carrying amount of goodwill and intangible assets for the years ended December 31, 2021 and 2020 were as follows:

								Total Other
								Intangible
			Intangibles					Assets
		Development	under	Customer		Physician		(Excluding
	Goodwill	Costs	Development	Relationships	Trademarks	Networks	Licenses	Goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2020	61	15,558	28,873	—	—	—	—	44,431
Acquisitions through business combinations	17,771	—	—	3,100	3,300	1,500	—	7,900
Additions	—	940	43,027	—	—	—	—	43,967
Transfers	—	51,932	(51,932)	—	—	—	—	—
Effect of movements in foreign exchange	—	632	1,170	—	—	—	—	1,802
Balance at December 31, 2020	17,832	69,062	21,138	3,100	3,300	1,500	—	98,100
Balance at January 1, 2021	17,832	69,062	21,138	3,100	3,300	1,500	—	98,100
Acquisitions through business combinations	75,846	8,550	—	11,600	5,000	3,500	590	29,240
Additions	—	—	33,999	—	—	—	—	33,999
Transfers	—	33,056	(33,056)				—	—
Effect of movements in foreign exchange	—	(1,312)	(213)	—	—	—	—	(1,525)
Balance at December 31, 2021	93,678	109,356	21,868	14,700	8,300	5,000	590	159,814
Amortization and impairment
Balance at January 1, 2020	—	680	—	—	—	—	—	680
Amortization for the year	—	10,157	—	845	83	38	—	11,123
Impairment charge	—	6,436	—	—	—	—	—	6,436
Effect of movements in foreign exchange	—	1,008	—	—	—	—	—	1,008
Balance at December 31, 2020	—	18,281	—	845	83	38	—	19,247
Balance at January 1, 2021	—	18,281	—	845	83	38	—	19,247
Amortization for the year	—	21,287	—	2,835	3,450	1,025	393	28,990
Impairment charge	—	941	—	—	—	—	—	941
Effect of movements in foreign exchange	—	(785)	—	—	—	—	—	(785)
Balance at December 31, 2021	—	39,724	—	3,680	3,533	1,063	393	48,393
Net book value
At January 1, 2020	61	14,878	28,873	—	—	—	—	43,751
At December 31, 2020 and January 1, 2021	17,832	50,781	21,138	2,255	3,217	1,462	—	78,853
At December 31, 2021	93,678	69,632	21,868	11,020	4,767	3,937	197	111,421